Net Loss Per Share Attributable to Ordinary Shareholders (Schedule of Computation of Basic and Diluted Net Loss) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended				6 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss		$ 2,057	$ 3,323	$ 3,631	$ 3,868	$ 5,380	$ 7,499
Denominator:
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders, basic	[1]					459,829,621	285,111,876
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders, diluted						459,829,621	285,111,876
Net loss per share attributable to ordinary shareholders, basic						$ 0.012	$ 0.026
Net loss per share attributable to ordinary shareholders, diluted						$ 0.012	$ 0.026

[1]	1 American Depositary Share (ADS) represents 20 Ordinary Shares